Segment Information - Summary of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	₩ 725,516	₩ 463,618	₩ 413,938
Segment operating profit	160,367	104,708	96,719
Operating Segments
Disclosure of operating segments [line items]
Segment revenue	815,372	533,428	460,468
Revenue	725,516	463,618	413,938
Depreciation/Amortization	7,658	7,062	6,318
Segment operating profit	160,367	104,708	96,719
Operating Segments | Online
Disclosure of operating segments [line items]
Segment revenue	96,487	107,326	90,123
Revenue	81,017	89,257	75,370
Depreciation/Amortization	1,436	1,349	1,975
Segment operating profit	44,107	45,832	31,271
Operating Segments | Mobile
Disclosure of operating segments [line items]
Segment revenue	697,736	404,362	346,928
Revenue	629,604	358,771	320,164
Depreciation/Amortization	2,158	1,873	1,875
Segment operating profit	122,107	58,357	64,837
Operating Segments | Others
Disclosure of operating segments [line items]
Segment revenue	21,149	21,740	23,417
Revenue	14,895	15,590	18,404
Depreciation/Amortization	4,064	3,840	2,468
Segment operating profit	(5,847)	519	611
Inter- Segment Eliminations
Disclosure of operating segments [line items]
Revenue	(89,856)	(69,810)	(46,530)
Inter- Segment Eliminations | Online
Disclosure of operating segments [line items]
Revenue	(15,470)	(18,069)	(14,753)
Inter- Segment Eliminations | Mobile
Disclosure of operating segments [line items]
Revenue	(68,132)	(45,591)	(26,764)
Inter- Segment Eliminations | Others
Disclosure of operating segments [line items]
Revenue	₩ (6,254)	₩ (6,150)	₩ (5,013)